INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
INVENTORIES
Raw materials	¥ 1,978,317	$ 271,077	¥ 1,487,226
Packaging and other supplies	458,461	62,820	651,634
Pre-made food and beverage items	36,615	5,017	65,140
Inventory, net	¥ 2,473,393	$ 338,914	¥ 2,204,000